Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2013
Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
Schedule III - Supplementary Insurance Information
For the years ended December 31, 2013 and 2012 and period from October 6, 2011 (date of incorporation)
to December 31, 2011
(expressed in thousands of U.S. dollars)

	As of and for the year ended December 31, 2013
	Deferred acquisition costs, net	Loss and loss adjustment expense reserves	Unearned premium	Net premiums earned	Net investment income	Loss and loss adjustment expenses incurred, net	Amortization of deferred acquisition costs, net	Other operating expenses	Net premiums written
Property and Casualty Reinsurance	$91,141	$134,221	$264,898	$212,607	$—	$139,616	$66,981	$21,838	$383,613
Catastrophe Risk Management	52	110	289	8,060	4,421	196	963	3,852	8,349
Corporate	—	—	—	—	248,782	—	—	7,346	—
	$91,193	$134,331	$265,187	$220,667	$253,203	$139,812	$67,944	$33,036	$391,962

	As of and for the year ended December 31, 2012
	Deferred acquisition costs, net	Loss and loss adjustment expense reserves	Unearned premium	Net premiums earned	Net investment income	Loss and loss adjustment expenses incurred, net	Amortization of deferred acquisition costs, net	Other operating expenses	Net premiums written
Property and Casualty Reinsurance	$45,383	$67,271	$93,893	$96,481	$—	$80,306	$24,604	$20,290	$190,374
Catastrophe Risk Management	—	—	—	—	—	—	—	1,534	—
Corporate	—	—	—	—	136,422	—	—	5,552	—
	$45,383	$67,271	$93,893	$96,481	$136,422	$80,306	$24,604	$27,376	$190,374

	As of and for the period from October 6, 2011 (date of incorporation) to December 31, 2011
	Deferred acquisition costs, net	Loss and loss adjustment expense reserves	Unearned premium	Net premiums earned	Net investment income	Loss and loss adjustment expenses incurred, net	Amortization of deferred acquisition costs, net	Other operating expenses	Net premiums written
Property and Casualty Reinsurance	$—	$—	$—	$—	$—	$—	$—	$—	$—
Catastrophe Risk Management	—	—	—	—	—	—	—	—	—
Corporate	—	—	—	—	—	—	—	1,130	—
	$—	$—	$—	$—	$—	$—	$—	$1,130	$—